Consolidated Statements of Convertible Preffered Stock and Stockholders’ Deficit - USD ($) $ in Thousands	Convertible Preferred Stock Series A Redeemable	Convertible Preferred Stock Series B	Convertible Preferred Stock Series C	Convertible Preferred Stock Series D	Convertible Preferred Stock Series E	Convertible Preferred Stock Series F	Convertible Preferred Stock	Common Stock	Treasury Stock	Additional Paid-In Capital	Accumulated Deficit	Total Abpro’s Stockholders’ Deficit	Non- controlling Interest	Total
Balance at Dec. 31, 2022	$ 1,795	$ 1,401	$ 14,949	$ 17,622	$ 29,841	$ 9,991	$ 75,599	$ 2	$ (33)	$ 17,613	$ (97,165)	$ (79,583)	$ 549	$ (79,034)
Balance (in Shares) at Dec. 31, 2022	3,938,098	1,281,402	4,101,409	2,679,397	6,756,246	1,136,049		19,304,647	(210,166)
Vesting of restricted stock units (in Shares)								76,683
Share-based compensation										2,305		2,305		2,305
Net loss											(11,706)	(11,706)		(11,706)
Balance at Dec. 31, 2023	$ 1,795	$ 1,401	$ 14,949	$ 17,622	$ 29,841	$ 9,991	75,599	$ 2	$ (33)	19,918	(108,871)	(88,984)	549	(88,435)
Balance (in Shares) at Dec. 31, 2023	3,938,098	1,281,402	4,101,409	2,679,397	6,756,246	1,136,049		19,381,330	(210,166)
Vesting of restricted stock units (in Shares)								60,498
The Merger, net of transaction costs and acquired liabilities	$ (1,795)	$ (1,401)	$ (14,949)	$ (17,622)	$ (29,841)	$ (9,991)	(75,599)	$ 3	$ 33	68,070		68,106		68,106
The Merger, net of transaction costs and acquired liabilities (in Shares)	(3,938,098)	(1,281,402)	(4,101,409)	(2,679,397)	(6,756,246)	(1,136,049)		28,676,524	(773,167)
Issuance of common stock in the PIPE Financing, net of transaction costs of $863,474										10,361		10,361		10,361
Issuance of common stock in the PIPE Financing, net of transaction costs of $863,474 (in Shares)								3,400,253
SEPA commitment fee paid in shares										327		327		327
SEPA commitment fee paid in shares (in Shares)								297,160
Share-based compensation										1,927		1,927		1,927
Net loss											(7,232)	(7,232)		(7,232)
Balance at Dec. 31, 2024								$ 5		$ 100,603	$ (116,103)	$ (15,495)	$ 549	$ (14,946)
Balance (in Shares) at Dec. 31, 2024								51,815,765	(983,333)